Cash and stock-based compensation plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Sharebased Payment Arrangements [Line Items]
Fair value, Restricted shares granted	$ 1,600,000	$ 1,600,000	$ 1,400,000
Restricted shares, charged against income	739,000	788,000	617,000
Restricted shares to Directors	1,500,000	1,700,000	1,600,000
Cost pending amortization	1,200,000
Duration of amortisation of restricted cash	2.3
Vested shares, Fair value	1,300,000	1,800,000
Amortization cost, Restricted shares	503,000	811,000	1,300,000
Balance outstanding, Restricted shares	324,000
Weighted average fair value at measurement date, share options vested	$ 1,000,000	1,400,000
Exercise rate of outstanding share options	25.00%
Amortisation cost charged against income	$ 14,000	118,000	251,000
compensation cost pending amortization	$ 16,000
Period of amortisation	0.11 years
Intrinsic value, exercised options	$ 406	593
Exercise price, share options granted	2,500,000	3,500,000
Wages and salaries	$ 18,487,000	16,191,000	16,132,000
Restricted Shares Amortization Over the Year	3.1 years
share-based payment arrangements, Tranche two [Member] | Restricted Stocks [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement	35.00%
share-based payment arrangements, Tranche three [Member] | Restricted Stocks [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement	30.00%
Key management personnel of entity or parent [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Value of granted restricted share options	$ 581,000	650,000
Wages and salaries	$ 102,000	$ 163,000	$ 121,000
Class E shares [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of lapse of restriction on shares	Restricted stock lose their restriction from the year following the anniversary date, as follows: 35% in the first and second year, and 30% in the third year.
Percentage of vesting of restricted share	25.00%
Number of shares issued	57,000	57,000	57,000